Concentration of Risk (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration of Risk [Abstract]
Foreign currency risk percentage	10.00%
Net loss	$ 25,000	$ 152,500
Exchange rate		10.00%
Net loss		$ 152,500	$ 15,200